UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         March 31, 2002
Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Sanborn Kilcollin Partners, LLC
Address:   70 West Madison Street, Suite 5320
           Chicago, IL 60602

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas Eric Kilcollin
Title:  Managing Member
Phone:  312-499-0900
Signature, Place, and Date of Signing:

    /s/ T. Eric Kilcollin         Chicago, IL               April 24, 2003
    ---------------------   ------------------          ------------------
         (Signature)          (City, State)                   (Date)

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:          20

Form 13F Information Table Value Total:    $130,827
                                          (Thousands)
List of Other Included Managers:
NONE

                                                                 FORM 13F INFORMATION TABLE
                                                          VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
----------------------------- ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
American Greetings Corp CL A   COMM             026375105  7409     565600  SH       SOLE                  565600
Brunswick Corp                 COMM             117043109  6116     321900  SH       SOLE                  321900
Black & Decker Corp            COMM             091797100  6477     185800  SH       SOLE                  185800
Cooper Industries Inc-W/RTS    COMM             G24182100  6917     193700  SH       SOLE                  193700
CLOROX Co                      COMM             189054109  8057     174500  SH       SOLE                  174500
Dial Corp New                  COMM             25247D101  4706     242600  SH       SOLE                  242600
Electric Data Systems Corp     COMM             285661104  5722     325100  SH       SOLE                  325100
Fortune Brands Inc             COMM             349631101  8137     189800  SH       SOLE                  189800
Joy Global Inc                 COMM             481165108  4064     375300  SH       SOLE                  375300
Masco Corp                     COMM             574599106  4517     242600  SH       SOLE                  242600
Mattel Inc                     COMM             577081102 10134     450400  SH       SOLE                  450400
Merck & Co Inc                 COMM             589331107 10403     189900  SH       SOLE                  189900
Maytag Corp                    COMM             578592107  5774     303400  SH       SOLE                  303400
Norfolk Southern Corp          COMM             655844108  5564     299800  SH       SOLE                  299800
Newell Rubbermaid Inc          COMM             651229106  3396     119800  SH       SOLE                  119800
Pfizer Inc                     COMM             717081103  9108     292300  SH       SOLE                  292300
Polyone Corp                   COMM             73179P106  1764     452400  SH       SOLE                  452400
Sun Mircosystems Inc           COMM             866810104  6246    1916100  SH       SOLE                 1916100
Trinity Inds Inc               COMM             896522109  6571     381600  SH       SOLE                  381600
Tyco International LTD New     COMM             902124106  9743     757600  SH       SOLE                  757600